Stock-based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Stock Acquisition Rights Transactions [Table Text Block]

	Fiscal year ended March 31, 2015
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	21,039,900	¥1
Granted	3,019,400	1
Exercised	(4,827,400)	1
Forfeited or Expired	(61,500)	1

Outstanding, end of fiscal year	19,170,400	¥1	26.89	¥14,238

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,
	2013	2014	2015
Risk-free interest rate	0.11%	0.22%	0.11%
Expected volatility	40.48%	30.16%	28.74%
Expected term	4 years	4 years	4 years
Expected dividend yield	3.18%	1.96%	2.67%

Summary of UNBC Plan and HQA Plan [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
April 15, 2012	4,816,795	$4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15
April 15, 2013	3,656,340	6.66	3 years	April 15
July 15, 2013	78,725	6.67	3 years	July 15
April 15, 2014	9,135,710	5.40	3 years	April 15
July 10, 2014	56,056	5.91	3 years	July 10
September 15, 2014	46,552	5.80	3 years	September 15

Roll-forward of MUAH's Restricted Stock Units under Stock Bonus Plans [Table Text Block]

	Restricted Stock Units
	2013	2014
Units outstanding, beginning of fiscal year	8,857,884	7,851,017
Activity during the year:
HQA Plan units outstanding as of July 1, 2014	—	3,315,313
Granted	3,735,065	9,238,318
Vested	(4,325,661)	(4,351,084)
Forfeited	(416,271)	(952,075)

Units outstanding, end of fiscal year	7,851,017	15,101,489

Summary of MUAH's Compensation Costs [Table Text Block]

	December 31,
	2012	2013	2014
	(in millions)
Compensation costs	¥1,437	¥2,051	¥3,599
Tax benefit	559	781	1,376
Unrecognized compensation costs	2,251	2,846	5,063